ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated interim financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2015, which are included in our Annual Report on Form 20-F.

In May 2016, we acquired (the “Tundra Acquisition”) from Golar 100% of the interests in the company (“Tundra Corp”) that is the disponent owner and operator of the Golar Tundra, an FSRU, for a purchase price of approximately $330.0 million, less net lease obligations and working capital adjustments. Pursuant to an agreement entered into between us and Golar in connection with the Tundra Acquisition (as amended, the “Tundra Letter Agreement”), we have the right to require Golar to repurchase the shares of Tundra Corp under certain circumstances, and consequently Golar continues to consolidate the Tundra Corp and the results of operations of Tundra Corp are not reflected in our financial statements (see notes 3 and 8).

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated interim financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2015, except for the recently adopted accounting policy as disclosed in note 4.